Shareholder Report, Line Graph (Details) - USD ($)					2 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
		Mar. 04, 2025	Jun. 15, 2022	Oct. 31, 2015	Apr. 30, 2025	Oct. 31, 2022	Apr. 30, 2016	Oct. 31, 2025	Apr. 30, 2023	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2023	Apr. 30, 2017	Apr. 30, 2024	Oct. 31, 2017	Oct. 31, 2024	Apr. 30, 2018	Apr. 30, 2025	Oct. 31, 2018	Oct. 31, 2025	Apr. 30, 2019	Oct. 31, 2019	Apr. 30, 2020	Oct. 31, 2020	Apr. 30, 2021	Oct. 31, 2021	Apr. 30, 2022	Oct. 31, 2022	Apr. 30, 2023	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025
C000092936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Preferred Securities and Income Fund - Class R3
Accumulated Value				$ 10,000			$ 10,138				$ 10,758		$ 11,137		$ 11,689		$ 11,559		$ 11,454		$ 12,031	$ 12,761	$ 11,841	$ 12,929	$ 13,928	$ 14,290	$ 13,138	$ 12,196	$ 12,029	$ 12,100	$ 13,545	$ 14,540	$ 14,437	$ 15,762
C000092935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Preferred Securities and Income Fund - Class I
Accumulated Value				10,000			10,174				10,822		11,230		11,834		11,743		11,671		12,296	13,079	12,140	13,291	14,364	14,777	13,631	12,696	12,555	12,666	14,216	15,316	15,247	16,692
C000092934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Preferred Securities and Income Fund - Class F
Accumulated Value				10,000			10,164				10,803		11,204		11,800		11,690		11,600		12,210	12,975	12,073	13,206	14,254	14,644	13,486	12,544	12,396	12,489	14,006	15,066	14,980	16,383
C000092933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Preferred Securities and Income Fund - Class C (w/max 1.00% contingent deferred sales charge)
Accumulated Value				10,000			10,122				10,714		11,068		11,597		11,450		11,323		11,872	12,568	11,632	12,673	13,623	13,952	12,799	11,866	11,675	11,721	13,085	14,015	13,882	15,110
C000092932 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Preferred Securities and Income Fund - Class A (w/max 4.50% sales charge)
Accumulated Value				10,000			10,160				10,794		11,193		11,767		11,651		11,560		12,162	12,915	11,995	13,111	14,152	14,544	13,392	12,458	12,303	12,391	13,881	14,924	14,837	16,226
C000092938 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust/Confluence Small Cap Value Fund - Class A (w/max 5.50% sales charge)
Accumulated Value				10,000			10,286				10,722		12,398		13,464		13,992		14,026		14,572	14,696	12,174	12,701	17,710	17,614	15,352	14,681	14,910	13,686	15,482	16,360	14,554	14,491
C000092939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust/Confluence Small Cap Value Fund - Class C (w/max 1.00% contingent deferred sales charge)
Accumulated Value				10,000			10,238				10,628		12,226		13,240		13,701		13,683		14,196	14,274	11,753	12,182	16,977	16,831	14,616	13,923	14,091	12,882	14,514	15,283	13,551	13,444
C000092941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust/Confluence Small Cap Value Fund - Class I
Accumulated Value				10,000			10,288				10,746		12,408		13,430		13,959		14,008		14,599	14,729	12,243	12,814	17,906	17,842	15,567	14,907	15,156	13,930	15,781	16,698	14,870	14,827
C000121472 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Short Duration High Income Fund - Class I
Accumulated Value				10,000			10,198				10,568		10,889		11,103		11,249		11,427		11,767	11,813	11,422	12,088	12,773	12,945	12,783	12,222	12,738	13,114	13,868	14,477	14,774	15,532
C000121471 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Short Duration High Income Fund - Class C (w/max 1.00% contingent deferred sales charge)
Accumulated Value				10,000			10,147				10,464		10,729		10,886		10,969		11,087		11,367	11,350	10,931	11,505	12,097	12,193	11,986	11,401	11,827	12,116	12,743	13,232	13,444	14,059
C000118178 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Short Duration High Income Fund - Class A (w/max 3.50% sales charge)
Accumulated Value				10,000			10,190				10,547		10,854		11,053		11,179		11,342		11,665	11,690	11,295	11,932	12,600	12,748	12,579	12,011	12,506	12,860	13,582	14,158	14,430	15,145
C000232962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Managed Municipal Fund - Class A (w/max 3.50% sales charge)
Accumulated Value		$ 10,000			$ 9,750			$ 10,164
C000232961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										First Trust Managed Municipal Fund - Class I
Accumulated Value			$ 10,000			$ 9,716			$ 10,359			$ 9,984		$ 10,743		$ 11,020		$ 10,927		$ 11,405
Bloomberg US Aggregate Bond C000092932 Index [Member]
Account Value [Line Items]
Accumulated Value																			10,314		10,880	11,501			12,027	12,154	11,003	10,248	10,956	10,284	10,795	11,368	11,660
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value				10,000			10,282				10,437		10,367		10,531		10,334		10,315		10,881	11,502	12,060	12,213	12,028	12,155	11,004	10,249	10,957	10,285	10,796	11,384	11,677	12,071
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000® Index
Accumulated Value				10,000			10,006				10,424		11,865		12,923		13,413		13,776		15,114	15,634	14,956	17,220	22,571	24,779	21,868	20,686	22,197	22,420	27,147	30,907	30,242	37,343
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond Index
Accumulated Value		10,000	10,000		9,749	9,688		10,235	10,429			9,944		10,646		10,909		10,824		11,364
Blended C000092933 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended Index
Blended C000092935 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended Index
Blended C000092934 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended Index
Blended C000092936 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended Index
Blended C000092932 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended Index
Accumulated Value	[1]										10,721		11,215		11,746		11,574		11,577		12,340	13,140	12,655	13,741	14,542	14,865	13,357	12,382	12,735	12,539	14,017	15,118	15,026	16,127
Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Blended Index
Accumulated Value				10,000			10,193				10,837		11,295		11,604		11,728		11,916		12,370	12,568	11,637	12,834	13,741	14,066	13,596	13,136	13,938	14,323	15,400	16,221	16,505	17,385
ICE BofA US Investment Grade Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US Investment Grade Institutional Capital Securities Index
Accumulated Value				10,000			10,172				10,714		11,019		11,504		11,270		11,271		11,974	12,839	12,537	13,544	14,183	14,433	13,304	12,463	13,282	13,197	14,558	15,549	15,722	16,837
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000® Value Index
Accumulated Value				10,000			10,118				10,881		12,868		13,581		13,709		13,501		14,010	13,936	10,669	11,996	19,094	19,709	17,837	17,596	16,414	15,849	18,716	20,885	18,588	22,943
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000® Index
Accumulated Value				10,000			9,810				10,411		12,324		13,311		13,746		13,558		14,380	14,223	12,023	14,203	21,029	21,418	17,481	17,446	16,844	15,953	19,089	21,389	19,257	24,471
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar® LSTA® US Leveraged Loan Index
Accumulated Value				10,000			10,158				10,655		10,976		11,196		11,464		11,705		11,950	12,017	11,159	12,221	12,953	13,254	13,335	13,022	13,781	14,560	15,441	16,096	16,391	17,112
ICE BofA US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US High Yield Constrained Index
Accumulated Value				$ 10,000			$ 10,225				$ 11,018		$ 11,620		$ 12,026		$ 11,998		$ 12,130		$ 12,803	$ 13,140	$ 12,130	$ 13,460	$ 14,555	$ 14,906	$ 13,831	$ 13,200	$ 13,971	$ 13,966	$ 15,217	$ 16,271	$ 16,543	$ 17,575
Bloomberg Municipal Bond 5 15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg Municipal Bond 5-15 Year Index
Accumulated Value		$ 10,000	$ 10,000		$ 9,769	$ 9,765		$ 10,317	$ 10,492			$ 10,028		$ 10,659		$ 10,840		$ 10,819		$ 11,426

[1]	The Blended Index consists of a 30/30/30/10 blend of the ICE BofA Core Plus Fixed Rate Preferred Securities Index, the ICE BofA US Investment Grade Institutional Capital Securities Index, the ICE USD Contingent Capital Index and the ICE BofA US HighYield Institutional Capital Securities Index.